Investments in associates (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Schedule of Detailed information of Significant Investments In Associates
As of December 31, 2025, and 2024, the Company holds the following interests in associates:

Company	Equity interest			Income (loss) from investments in associates		Investments in associates
	As of December 31, 2025	As of December 31, 2024	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023	As of December 31, 2025	As of December 31, 2024	Main activity
VMOS S.A.	10.2%	14.1%	(5,214)	—	—	30,702	12	Midstream
Other	—	—	—	—	—	23,840	11,894	—

Total investments in associates			(5,214)	—	—	54,542	11,906